As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 3.0%
Hexcel Corporation (a)	493,350	$9,427,919
Ladish Co., Inc. (a)	231,250	8,325,000
		17,752,919
Air Freight & Logistics - 1.1%
Forward Air Corporation	178,800	6,336,672

Auto Components - 3.3%
Drew Industries Incorporated (a)	228,750	5,595,225
LKQ Corporation (a)	315,600	7,091,532
Tenneco Inc. (a)	230,316	6,435,029
		19,121,786
Automobiles - 0.5%
Thor Industries, Inc.	97,258	2,895,371

Biotechnology - 1.3%
Kendle International Inc. (a)	169,450	7,611,694

Capital Markets - 4.3%
FCStone Group Inc. (a)	251,700	6,972,090
GFI Group Inc.	111,850	6,409,005
Investment Technology Group, Inc. (a)	155,750	7,192,535
Lazard Ltd - Class A (b)	119,850	4,578,270
		25,151,900
Chemicals - 1.0%
Hercules Incorporated	331,050	6,054,905

Commercial Banks - 3.4%
East West Bancorp, Inc.	238,500	4,233,375
First State Bancorporation	343,800	4,603,482
Glacier Bancorp, Inc.	288,180	5,524,411
Prosperity Bancshares, Inc.	192,750	5,524,215
		19,885,483
Commercial Services & Supplies - 4.7%
Airgas, Inc.	124,350	5,654,194
Coinstar, Inc. (a)	235,450	6,625,563
The Geo Group Inc. (a)	269,100	7,653,204
Waste Connections, Inc. (a)	236,050	7,256,177
		27,189,138
Computers & Peripherals - 1.1%
Brocade Communications Systems, Inc. (a)	835,350	6,098,055

Consumer Finance - 0.5%
Cash America International, Inc.	77,550	2,822,820

Containers & Packaging - 1.3%
Silgan Holdings Inc.	156,100	7,747,243

Distributors - 1.9%
The Andersons, Inc.	128,850	5,747,998
WESCO International, Inc. (a)	148,700	5,426,063
		11,174,061
Diversified Consumer Services - 2.1%
Capella Education Company (a)	151,300	8,260,980
K12 Inc. (a)	203,640	3,989,308
		12,250,288
Diversified Manufacturing - 0.8%
Raven Industries, Inc.	150,800	4,569,240

Electronic Equipment & Instruments - 5.3%
Axsys Technologies, Inc. (a)	189,092	9,431,909
MTS Systems Corporation	184,400	5,948,744
National Instruments Corporation	222,550	5,817,457
Rofin-Sinar Technologies, Inc. (a)	217,400	9,761,260
		30,959,370
Energy Equipment & Services - 3.7%
Core Laboratories N.V. (a) (b)	65,300	7,790,290
Dril-Quip, Inc. (a)	159,850	7,428,229
Superior Well Services, Inc. (a)	290,750	6,358,703
		21,577,222
Food Products - 2.1%
Chiquita Brands International, Inc. (a)	276,800	6,396,848
Darling International Inc. (a)	464,650	6,017,217
		12,414,065
Health Care Equipment & Supplies - 6.9%
Conceptus Inc. (a)	425,150	7,890,784
Haemonetics Corporation (a)	127,100	7,572,618
Inverness Medical Innovations, Inc. (a)	98,400	2,961,840
Meridian Bioscience, Inc.	258,875	8,654,191
Symmetry Medical Inc. (a)	421,350	6,994,410
Wright Medical Group, Inc. (a)	258,150	6,231,741
		40,305,584
Health Care Providers & Services - 6.3%
inVentiv Health Inc. (a)	271,700	7,827,677
MWI Veterinary Supply, Inc. (a)	190,100	6,702,926
PAREXEL International Corporation (a)	358,600	9,359,460
PSS World Medical, Inc. (a)	383,750	6,393,275
The TriZetto Group, Inc. (a)	370,300	6,180,307
		36,463,645
Hotels, Restaurants & Leisure - 2.1%
Great Wolf Resorts, Inc. (a)	513,150	3,273,897
IHOP Corp.	105,350	5,046,265
LIFE TIME FITNESS, Inc. (a)	133,350	4,161,854
		12,482,016
Household Durables - 2.3%
Jarden Corporation (a)	283,300	6,158,942
Tempur-Pedic International Inc.	288,250	3,170,750
Universal Electronics Inc. (a)	174,600	4,227,066
		13,556,758
Insurance - 2.3%
Argo Group International Holdings, Ltd. (a) (b)	169,051	6,004,692
Max Capital Group Ltd. (b)	271,200	7,102,728
		13,107,420
IT Services - 0.8%
ManTech International Corporation - Class A (a)	102,050	4,628,988

Machinery - 5.8%
CIRCOR International, Inc.	162,500	7,515,625
CLARCOR Inc.	236,450	8,405,798
Franklin Electric Co., Inc.	85,900	2,935,203
Kaydon Corporation	151,300	6,643,583
Nordson Corporation	158,800	8,551,380
		34,051,589
Marine - 3.4%
Kirby Corporation (a)	174,350	9,937,950
Quintana Maritime Ltd. (b)	426,750	10,105,440
		20,043,390
Metals & Mining - 0.6%
Haynes International, Inc. (a)	64,200	3,523,296

Multiline Retail - 0.8%
Conn's, Inc. (a)	282,800	4,612,468

Oil & Gas Drilling - 1.6%
Atwood Oceanics, Inc. (a)	99,150	9,094,038

Oil & Gas Exploration & Production Companies - 5.6%
Cabot Oil & Gas Corporation	151,000	7,676,840
Carrizo Oil & Gas, Inc. (a)	134,342	7,962,450
Parallel Petroleum Corporation (a)	380,180	7,440,123
PetroQuest Energy, Inc. (a)	567,150	9,834,381
		32,913,794
Pharmaceuticals - 2.1%
American Oriental Bioengineering, Inc. (a)	401,900	3,255,390
Bentley Pharmaceuticals, Inc. (a)	551,250	8,957,812
		12,213,202
Real Estate Investment Trusts - 1.3%
Potlatch Corporation	180,497	7,449,111

Road & Rail - 0.9%
Landstar System, Inc.	98,250	5,124,720

Software - 6.9%
Blackbaud, Inc.	262,550	6,374,714
Blackboard Inc. (a)	145,067	4,835,083
i2 Technologies, Inc. (a)	303,250	3,414,595
Lawson Software, Inc. (a)	703,350	5,296,225
Nuance Communications, Inc. (a)	414,350	7,213,834
TIBCO Software Inc. (a)	971,200	6,934,368
Wind River Systems, Inc. (a)	785,950	6,083,253
		40,152,072
Specialty Retail - 2.0%
Collective Brands, Inc. (a)	275,550	3,339,666
Jos. A. Bank Clothiers, Inc. (a)	217,593	4,460,656
Tractor Supply Company (a)	101,538	4,012,782
		11,813,104
Textiles, Apparel & Luxury Goods - 0.9%
Phillips-Van Heusen Corporation	140,000	5,308,800

Thrifts & Mortgage Finance - 0.7%
City Bank	177,682	3,956,978

Trading Companies & Distributors - 0.7%
Anixter International, Inc. (a)	67,800	4,341,912

Wireless Telecommunication Services - 0.8%
SBA Communications Corporation - Class A (a)	161,792	4,826,255

TOTAL COMMON STOCKS (Cost $533,785,620)		561,581,372

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Dreyfus Government Cash Management Fund - Institutional Shares	1,368,621	1,368,621
Federated Government Obligations Fund - Institutional Shares	17,306,955	17,306,955

TOTAL SHORT-TERM INVESTMENTS (Cost $18,675,576)		18,675,576

Total Investments (Cost $552,461,196) - 99.4%		580,256,948
Other Assets in Excess of Liabilities - 0.6%		3,771,666
TOTAL NET ASSETS - 100.0%		$584,028,614

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:
was as follows*:

Cost of investments	$552,461,196
Gross unrealized appreciation	$75,968,475
Gross unrealized depreciation	(48,172,723)
Net unrealized appreciation	$27,795,752

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 580,256,948	$ –
Level 2 - Other significant observable inputs	–	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 580,256,948	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Equity Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.2%
Aerospace & Defense - 7.6%
General Dynamics Corporation	5,000	$416,850
Honeywell International Inc.	16,000	902,720
Raytheon Company	18,000	1,162,980
Rockwell Collins, Inc.	15,000	857,250
United Technologies Corporation	10,000	688,200
		4,028,000
Beverages - 6.1%
The Coca-Cola Company	14,000	852,180
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	15,000	626,700
Molson Coors Brewing Company - Class B	16,000	841,120
PepsiCo, Inc.	13,000	938,600
		3,258,600
Chemicals - 5.4%
Air Products and Chemicals, Inc.	9,000	828,000
E. I. du Pont de Nemours & Company	20,000	935,200
FMC Corporation	9,600	532,704
Hercules Incorporated	31,000	566,990
		2,862,894
Commercial Banks - 10.6%
Bank of America Corporation	35,000	1,326,850
Cullen/Frost Bankers, Inc.	38,000	2,015,520
Wachovia Corporation	32,000	864,000
Wells Fargo & Company	50,000	1,455,000
		5,661,370
Commercial Services & Supplies - 1.4%
Waste Management, Inc.	22,000	738,320

Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	34,000	819,060
Motorola, Inc.	34,000	316,200
Nokia Oyj - ADR (b)	11,800	375,594
		1,510,854
Computers & Peripherals - 4.4%
Brocade Communications Systems, Inc. (a)	52,000	379,600
EMC Corporation (a)	55,000	788,700
International Business Machines Corporation	10,000	1,151,400
		2,319,700
Construction & Engineering - 1.3%
Chicago Bridge & Iron Company N.V. - NY Shares (b)	18,000	706,320

Consumer Electronics - 0.6%
Sony Corporation - ADR (b)	8,100	324,567

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	26,000	1,116,700

Diversified Telecommunication Services - 1.4%
AT&T Inc.	20,000	766,000

Electrical Equipment - 1.0%
Emerson Electric Co.	10,000	514,600

Electronic Equipment & Instruments - 0.2%
Tyco Electronics Ltd. (b)	2,500	85,800

Energy Equipment & Services - 1.1%
Noble Corporation (b)	11,400	566,238

Food & Staples Retailing - 1.2%
CVS Caremark Corporation	16,000	648,160

Health Care Equipment & Supplies - 6.2%
Alcon, Inc. (b)	4,800	682,800
DENTSPLY International Inc.	17,000	656,200
Haemonetics Corporation (a)	8,000	476,640
ResMed Inc. (a)	8,000	337,440
Thermo Fisher Scientific, Inc. (a)	20,000	1,136,800
		3,289,880
Household Durables - 1.0%
Jarden Corporation (a)	25,000	543,500

Household Products - 3.1%
Kimberly-Clark Corporation	11,500	742,325
The Procter & Gamble Company	13,000	910,910
		1,653,235
Industrial Conglomerates - 1.7%
General Electric Company	24,000	888,240

Insurance - 1.2%
American International Group, Inc.	15,000	648,750

IT Services - 1.3%
Accenture Ltd.- Class A (b)	20,000	703,400

Marine - 1.7%
Kirby Corporation (a)	16,000	912,000

Media - 1.9%
Clear Channel Communications, Inc.	20,000	584,400
Grupo Televisa S.A. - ADR (b)	18,000	436,320
		1,020,720
Metals & Mining - 0.9%
Newmont Mining Corporation	10,700	484,710

Oil & Gas Exploration & Production Companies - 7.5%
El Paso Corporation	40,000	665,600
EOG Resources, Inc.	7,000	840,000
Exxon Mobil Corporation	10,000	845,800
Noble Energy, Inc.	10,000	728,000
XTO Energy, Inc.	15,000	927,900
		4,007,300
Pharmaceuticals - 2.5%
Abbott Laboratories	18,000	992,700
Schering-Plough Corporation	23,000	331,430
		1,324,130
Road & Rail - 1.3%
Burlington Northern Santa Fe Corporation	7,300	673,206

Semiconductor & Semiconductor Equipment - 1.9%
Intel Corporation	22,000	465,960
Texas Instruments, Incorporated	20,000	565,400
		1,031,360
Software - 4.6%
Citrix Systems, Inc. (a)	20,000	586,600
Microsoft Corporation	20,000	567,600
Nuance Communications, Inc. (a)	18,000	313,380
Oracle Corporation (a)	50,000	978,000
		2,445,580
Specialty Retail - 5.2%
O'Reilly Automotive, Inc. (a)	15,300	436,356
PETsMART, Inc.	45,000	919,800
Tiffany & Co.	18,000	753,120
Tractor Supply Company (a)	17,000	671,840
		2,781,116

TOTAL COMMON STOCKS (Cost $37,659,013)		47,515,250

SHORT-TERM INVESTMENTS - 11.5%
Money Market Funds - 11.5%
AIM STIT - Treasury Portfolio - Institutional Shares	1,539,593	1,539,593
Dreyfus Government Cash Management Fund - Institutional Shares	1,540,179	1,540,179
Federated Government Obligations Fund - Institutional Shares	1,585,543	1,585,543
Federated Treasury Obligations Fund - Institutional Shares	1,454,311	1,454,311

TOTAL SHORT-TERM INVESTMENTS (Cost $6,119,626)		6,119,626

Total Investments (Cost $43,778,639) - 100.7%		53,634,876
Liabilities in Excess of Other Assets - (0.7)%		(387,611)
TOTAL NET ASSETS - 100.0%		$53,247,265

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$43,778,639
Gross unrealized appreciation	$11,895,228
Gross unrealized depreciation	(2,038,991)
Net unrealized appreciation	$9,856,237

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 53,634,876	$ –
Level 2 - Other significant observable inputs	–	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 53,634,876	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Balanced Fund
Schedule of Investments
March 31, 2008 (Unaudited)	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 66.7%
Aerospace & Defense - 4.6%
General Dynamics Corporation	1,400	$116,718
Raytheon Company	2,432	157,131
Rockwell Collins, Inc.	2,900	165,735
United Technologies Corporation	2,000	137,640
		577,224
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	1,600	116,832

Asset Management - 1.1%
Bank of New York Mellon Corporation	3,270	136,457

Beverages - 2.6%
The Coca-Cola Company	2,700	164,349
PepsiCo, Inc.	2,200	158,840
		323,189
Biotechnology - 1.0%
Gilead Sciences, Inc. (a)	2,500	128,825

Chemicals - 1.8%
Air Products and Chemicals, Inc.	1,300	119,600
E.I. du Pont de Nemours &Company	2,300	107,548
		227,148
Commercial Banks - 3.0%
Bank of America Corporation	3,400	128,894
Cullen/Frost Bankers, Inc.	2,600	137,904
Wells Fargo & Company	4,000	116,400
		383,198
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	5,100	122,859
Harris Corporation	2,600	126,178
Motorola, Inc.	11,500	106,950
Nokia Oyj - ADR (b)	3,800	120,954
		476,941
Computers & Peripherals - 2.0%
EMC Corporation (a)	7,600	108,984
International Business Machines Corporation	1,300	149,682
		258,666
Consumer Finance - 1.0%
American Express Company	2,800	122,416

Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	3,500	150,325

Diversified Telecommunication Services - 2.4%
AT&T Inc.	4,200	160,860
Verizon Communications Inc.	3,800	138,510
		299,370
Electric Utilities - 1.2%
Allegheny Energy, Inc.	3,000	151,500

Electrical Equipment - 1.3%
Emerson Electric Co.	3,300	169,818

Energy Equipment & Services - 1.8%
Noble Corporation (b)	2,000	99,340
Schlumberger Ltd. (b)	1,500	130,500
		229,840
Food & Staples Retailing - 1.7%
CVS Caremark Corporation	3,300	133,683
Wal-Mart Stores, Inc.	1,600	84,288
		217,971
Health Care Equipment & Supplies - 6.2%
Alcon, Inc. (b)	900	128,025
DENTSPLY International Inc.	3,100	119,660
Haemonetics Corporation (a)	1,900	113,202
Medtronic, Inc.	2,600	125,762
ResMed Inc. (a)	3,300	139,194
Thermo Fisher Scientific, Inc. (a)	2,700	153,468
		779,311
Household Durables - 1.7%
Jarden Corporation (a)	4,700	102,178
Whirlpool Corporation	1,300	112,814
		214,992
Household Products - 3.4%
Colgate-Palmolive Company	2,000	155,820
Kimberly-Clark Corporation	2,000	129,100
The Procter & Gamble Company	2,100	147,147
		432,067
Industrial Conglomerates - 1.3%
General Electric Company	4,580	169,506

Insurance - 2.4%
American International Group, Inc.	4,200	181,650
Prudential Financial, Inc.	1,581	123,713
		305,363
Investment Bank & Brokerage - 1.0%
Morgan Stanley	2,800	127,960

IT Services - 1.4%
Accenture Ltd. - Class A (b)	2,500	87,925
Automatic Data Processing, Inc.	2,200	93,258
		181,183
Media - 0.7%
The Walt Disney Company	3,000	94,140

Multiline Retail - 1.6%
J.C. Penney Company, Inc.	2,500	94,275
Kohl's Corporation (a)	2,400	102,936
		197,211
Multi-Utilities & Unregulated Power - 1.1%
National Fuel Gas Company	3,000	141,630

Oil & Gas Exploration & Production Companies - 6.1%
Cabot Oil & Gas Corporation	3,700	188,108
Chevron Corporation	1,395	119,077
EOG Resources, Inc.	1,200	144,000
Exxon Mobil Corporation	1,900	160,702
XTO Energy, Inc.	2,582	159,723
		771,610
Pharmaceuticals - 3.8%
Abbott Laboratories	2,800	154,420
Pfizer Inc.	5,000	104,650
Schering-Plough Corporation	5,700	82,137
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,000	138,570
		479,777
Road & Rail - 1.1%
Burlington Northern Santa Fe Corporation	1,500	138,330

Software - 1.8%
Citrix Systems, Inc. (a)	3,600	105,588
Microsoft Corporation	2,400	68,112
Nuance Communications, Inc. (a)	3,000	52,230
		225,930
Specialty Retail - 1.7%
The Home Depot, Inc.	4,500	125,865
PETsMART, Inc.	4,300	87,892
		213,757

TOTAL COMMON STOCKS (Cost $6,967,936)		8,442,487

CORPORATE BONDS - 22.2%
Aerospace & Defense - 0.8%
General Dynamics Corporation
4.50%, 08/15/2010	$100,000	102,995

Beverages - 2.1%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010	57,000	59,781
The Coca Cola Company
5.35%, 11/15/2017	100,000	104,543
PepsiCo, Inc.
4.65%, 02/15/2013	100,000	103,615
		267,939
Building Products - 0.6%
Masco Corporation
5.75%, 10/15/2008	75,000	75,501

Chemicals - 1.7%
E.I. du Pont de Nemours & Company:
6.875%, 10/15/2009	100,000	105,651
5.00%, 01/15/2013	100,000	104,236
		209,887
Commercial Banks - 0.7%
Bancwest Corp.
8.30%, 01/15/2011	75,000	84,821

Commercial Services & Supplies - 0.8%
Waste Management, Inc.
7.375%, 08/01/2010	100,000	105,406

Communications Equipment - 0.8%
Motorola, Inc.
7.625%, 11/15/2010	100,000	103,698

Computers & Peripherals - 1.2%
Hewlett-Packard Company
4.50%, 03/01/2013	100,000	101,560
International Business Machines Corporation
4.375%, 06/01/2009	50,000	51,064
		152,624
Consumer Finance - 0.8%
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	100,000	100,934

Diversified Financial Services - 0.8%
Citigroup Inc.
4.25%, 07/29/2009	100,000	99,890

Diversified Telecommunication Services - 2.9%
AT&T Inc.:
5.875%, 02/01/2012	75,000	78,201
5.10%, 09/15/2014	125,000	124,353
BellSouth Corporation
6.00%, 10/15/2011	150,000	157,057
		359,611
Electrical Equipment - 0.8%
Emerson Electric Co.
5.85%, 03/15/2009	100,000	102,113

Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	100,000	102,786

Insurance - 0.8%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	100,000	104,377

Investment Bank & Brokerage - 1.8%
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013	100,000	100,761
5.50%, 11/15/2014	35,000	34,990
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014	100,000	96,168
		231,919
Multiline Retail - 0.4%
J.C. Penney Company, Inc.
7.65%, 08/15/2016	50,000	52,851

Multi-Utilities & Unregulated Power - 0.4%
Duke Energy Corp.
6.25%, 01/15/2012	50,000	53,741

Oil & Gas Exploration & Production Companies - 2.5%
Anadarko Petroleum Corporation
3.25%, 05/01/2008	100,000	99,978
Burlington Resources Finance Company (b)
6.68%, 02/15/2011	100,000	108,325
ConocoPhillips
5.50%, 04/15/2013	100,000	107,350
		315,653
Restaurants - 0.7%
McDonald's Corporation
6.00%, 04/15/2011	75,000	80,533

Software - 0.8%
Oracle Corporation
5.00%, 01/15/2011	100,000	102,652

TOTAL CORPORATE BONDS (Cost $2,776,435)		2,809,931

U.S. GOVERNMENT & AGENCY ISSUES - 6.3%
Fannie Mae - 1.6%
5.00%, 02/16/2012	100,000	107,491
5.40%, 04/02/2012
Callable 04/02/2008	100,000	100,001
		207,492
Federal Home Loan Bank - 2.5%
5.00%, 09/18/2009	100,000	104,015
5.00%, 10/16/2009
Callable 10/16/2008	110,000	111,521
5.66%, 10/30/2013
Callable 10/30/2008	100,000	101,771
		317,307
Freddie Mac - 2.2%
3.875%, 06/15/2008	25,000	25,075
5.40%, 03/02/2012
Callable 09/02/2008	50,000	50,693
5.60%, 10/17/2013
Callable 10/17/2008	100,000	101,479
5.45%, 11/21/2013
Callable 11/21/2008	100,000	101,588
		278,835

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $782,129)		803,634

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
Dreyfus Government Cash Management Fund - Institutional Shares	323,866	323,866
Federated Government Obligations Fund - Institutional Shares	338,527	338,527

TOTAL SHORT-TERM INVESTMENTS (Cost $662,393)		662,393

Total Investments (Cost $11,188,893) - 100.4%		12,718,445
Liabilities in Excess of Other Assets - (0.4)%		(50,597)
TOTAL NET ASSETS - 100.0%		$12,667,848

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$11,188,893
Gross unrealized appreciation	$1,958,249
Gross unrealized depreciation	(428,697)
Net unrealized appreciation	$1,529,552

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 9,104,881	$ –
Level 2 - Other significant observable inputs	3,613,565	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 12,718,445	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Fixed Income Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 72.3%
Aerospace & Defense - 6.1%
General Dynamics Corporation:
4.50%, 08/15/2010	$1,825,000	$1,879,651
4.25%, 05/15/2013	250,000	253,495
5.375%, 08/15/2015	1,375,000	1,449,320
Lockheed Martin Corporation:
8.20%, 12/01/2009	820,000	880,015
7.65%, 05/01/2016	1,250,000	1,469,743
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	456,265
United Technologies Corporation:
7.125%, 11/15/2010	250,000	275,706
6.10%, 05/15/2012	700,000	754,562
		7,418,757
Asset Management - 0.8%
Mellon Funding Corporation
6.40%, 05/14/2011	892,000	948,087

Beverages - 2.2%
The Coca Cola Company
5.35%, 11/15/2017	1,500,000	1,568,145
PepsiCo, Inc.
4.65%, 02/15/2013	1,035,000	1,072,415
		2,640,560
Chemicals - 2.7%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010	750,000	764,941
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,545,691
Praxair, Inc.
6.375%, 04/01/2012	925,000	1,005,180
		3,315,812
Commercial Banks - 1.8%
Bank of America Corporation
5.375%, 06/15/2014	1,025,000	1,055,511
National City Bank
6.20%, 12/15/2011	285,000	267,970
SunTrust Banks, Inc.
6.25%, 06/01/2008	811,000	813,047
		2,136,528
Commercial Services & Supplies - 3.0%
Allied Waste Industries, Inc.
5.75%, 02/15/2011	1,000,000	982,500
International Lease Finance Corporation
6.375%, 03/15/2009	700,000	708,437
Pitney Bowes Inc.:
4.625%, 10/01/2012	500,000	501,205
3.875%, 06/15/2013	400,000	389,197
Waste Management, Inc.
7.375%, 08/01/2010	1,049,000	1,105,714
		3,687,053
Communications Equipment - 3.3%
Cisco Systems, Inc.:
5.25%, 02/22/2011	1,400,000	1,462,412
5.50%, 02/22/2016	1,000,000	1,036,258
Motorola, Inc.
7.625%, 11/15/2010	1,500,000	1,555,468
		4,054,138
Computers & Peripherals - 4.4%
Dell, Inc.
6.55%, 04/15/2008	1,000,000	1,001,033
Hewlett-Packard Company:
6.50%, 07/01/2012	700,000	764,926
4.50%, 03/01/2013	1,125,000	1,142,549
International Business Machines Corporation:
4.95%, 03/22/2011	875,000	915,997
5.70%, 09/14/2017	1,500,000	1,574,214
		5,398,719
Consumer Finance - 2.5%
Capital One Bank
5.125%, 02/15/2014	1,200,000	1,079,899
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	1,000,000	1,009,337
Western Union Company
5.93%, 10/01/2016	1,000,000	994,406
		3,083,642
Containers & Packaging - 1.2%
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,514,100

Diversified Financial Services - 2.5%
Citigroup Inc.
5.125%, 05/05/2014	1,000,000	978,530
First Chicago Corporation
6.375%, 01/30/2009	1,000,000	1,027,870
Textron Financial Corporation
6.00%, 11/20/2009	1,000,000	1,059,567
		3,065,967
Diversified Telecommunication Services - 4.5%
AT&T Inc.:
5.30%, 11/15/2010	125,000	129,778
6.25%, 03/15/2011	200,000	209,546
5.10%, 09/15/2014	1,750,000	1,740,935
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,047,049
Verizon Communications Inc.
5.55%, 02/15/2016	1,000,000	996,465
Verizon Global Funding Corp.
7.375%, 09/01/2012	1,250,000	1,374,281
		5,498,054
Electric Utilities - 0.8%
Southern Power Co
4.875%, 07/15/2015	1,050,000	1,008,835

Electrical Equipment - 1.6%
Emerson Electric Co.:
5.00%, 10/15/2008	850,000	856,107
5.85%, 03/15/2009	1,025,000	1,046,657
		1,902,764
Energy Equipment & Services - 1.1%
Baker Hughes Incorporated
6.00%, 02/15/2009	1,307,000	1,335,332

Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	1,000,000	1,027,858

Food Products - 0.8%
The Hershey Company
4.85%, 08/15/2015	1,000,000	981,516

Household Products - 1.7%
Kimberly-Clark Corporation
5.625%, 02/15/2012	1,000,000	1,067,538
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	775,000	986,835
		2,054,373
Industrial Conglomerates - 0.3%
Textron Inc.
6.375%, 11/15/2008	400,000	408,384

Insurance - 1.1%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,278,622

Investment Bank & Brokerage - 0.8%
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	973,464

Machinery - 0.8%
Dover Corporation
6.50%, 02/15/2011	925,000	995,161

Media - 2.2%
Clear Channel Communications, Inc.
7.65%, 09/15/2010	775,000	819,014
The Walt Disney Company:
4.70%, 12/01/2012	225,000	231,193
5.625%, 09/15/2016	1,500,000	1,574,422
		2,624,629
Metals & Mining - 1.1%
Alcoa Inc.
6.00%, 01/15/2012	1,310,000	1,361,226

Multiline Retail - 1.6%
J.C. Penney Co., Inc.:
8.00%, 03/01/2010	950,000	991,757
7.65%, 08/15/2016	600,000	634,216
Target Corporation
6.35%, 01/15/2011	300,000	318,626
		1,944,599
Multi-Utilities & Unregulated Power - 0.9%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,074,818

Oil & Gas Drilling - 1.3%
Transocean Inc. (a)
6.625%, 04/15/2011	1,500,000	1,605,034

Oil & Gas Exploration & Production Companies - 10.0%
Amerada Hess Corporation:
7.375%, 10/01/2009	300,000	320,290
6.65%, 08/15/2011	1,550,000	1,670,045
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,724,951
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	985,000	1,067,005
Conoco Funding Company (a)
6.35%, 10/15/2011	500,000	545,199
ConocoPhillips
4.75%, 10/15/2012	875,000	909,491
Devon Financing Corp. ULC
6.875%, 09/30/2011	1,000,000	1,092,333
Kerr-McGee Corporation
6.875%, 09/15/2011	1,000,000	1,075,751
Marathon Oil Corporation
5.90%, 03/15/2018	1,000,000	1,007,075
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,584,417
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,251,143
		12,247,700
Pharmaceuticals - 1.3%
Teva Pharmaceutical Industries Ltd.
5.55%, 02/01/2016	1,515,000	1,527,784

Restaurants - 1.7%
McDonald's Corporation:
6.00%, 04/15/2011	1,000,000	1,073,772
5.35%, 03/01/2018	1,000,000	1,014,155
		2,087,927
Road & Rail - 3.1%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011	1,850,000	1,979,193
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	761,701
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,062,593
		3,803,487
Software - 1.8%
Oracle Corporation:
5.00%, 01/15/2011	1,000,000	1,026,516
5.25%, 01/15/2016	1,150,000	1,151,226
		2,177,742
Specialty Retail - 2.5%
The Home Depot, Inc.
4.625%, 08/15/2010	1,175,000	1,177,027
Lowe's Companies, Inc.:
8.25%, 06/01/2010	1,225,000	1,364,394
5.00%, 10/15/2015	525,000	527,738
		3,069,159

TOTAL CORPORATE BONDS (Cost $86,944,956)		88,251,831

PREFERRED STOCKS - 0.9%
Investment Bank & Brokerage - 0.9%
The Goldman Sachs Group, Inc.
Callable 04/25/2010	40,000	711,600
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	21,000	372,750

TOTAL PREFERRED STOCKS (Cost $1,523,320)		1,084,350

U.S. GOVERNMENT & AGENCY ISSUES - 23.7%
Fannie Mae - 4.5%
5.40%, 04/02/2012
Callable 04/02/2008	1,500,000	1,500,018
5.30%, 05/07/2012
Callable 11/07/2008	300,000	305,785
5.50%, 05/29/2012
Callable 05/29/2008	1,000,000	1,004,573
5.00%, 03/15/2016	1,000,000	1,070,107
5.00%, 02/13/2017	1,500,000	1,604,780
		5,485,263
Federal Home Loan Bank - 3.9%
5.66%, 10/30/2013
Callable 10/30/2008	1,000,000	1,017,711
5.25%, 06/18/2014	500,000	546,537
5.50%, 08/13/2014	1,000,000	1,107,503
4.75%, 12/16/2016	1,000,000	1,055,346
4.875%, 05/17/2017	1,000,000	1,064,312
		4,791,409
Freddie Mac - 6.4%
5.40%, 03/02/2012
Callable 09/02/2008	1,000,000	1,013,865
5.60%, 10/17/2013
Callable 10/17/2008	1,000,000	1,014,789
5.45%, 11/21/2013
Callable 11/21/2008	1,500,000	1,523,809
5.375%, 01/09/2014
Callable 01/09/2009	2,000,000	2,034,878
5.55%, 10/04/2016
Callable 10/04/2011	1,500,000	1,605,043
5.125%, 11/17/2017	500,000	537,325
		7,729,709
U.S. Treasury Inflation Indexed Bonds - 1.5%
2.375%, 04/15/2011	478,476	514,212
3.375%, 01/15/2012	1,188,560	1,338,338
		1,852,550
U.S. Treasury Notes - 7.4%
4.25%, 09/30/2012	1,000,000	1,081,016
4.25%, 11/15/2013	1,000,000	1,091,563
4.25%, 11/15/2014	1,625,000	1,777,345
4.25%, 08/15/2015	1,615,000	1,759,972
4.50%, 02/15/2016	500,000	550,547
5.125%, 05/15/2016	1,500,000	1,709,298
4.25%, 11/15/2017	1,000,000	1,067,266
		9,037,007

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $27,415,452)		28,895,938

SHORT-TERM INVESTMENTS - 2.4%
Money Market Fund - 2.4%
Federated Government Obligations Fund - Institutional Shares	2,944,234	2,944,234

TOTAL SHORT-TERM INVESTMENTS (Cost $2,944,234)		2,944,234

Total Investments (Cost $118,827,962) - 99.3%		121,176,353
Other Assets in Excess of Liabilities - 0.7%		852,491
TOTAL NET ASSETS - 100.0%		$122,028,844

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$118,827,962
Gross unrealized appreciation	$3,228,300
Gross unrealized depreciation	(879,909)
Net unrealized appreciation	$2,348,391

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 4,028,584	$ –
Level 2 - Other significant observable inputs	117,147,769	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 121,176,353	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM International Fund
Schedule of Investments
March 31, 2008 (Unaudited)	Shares or
	Principal
	Amount	Value (US$)
COMMON STOCKS - 91.0%
AUSTRALIA - 5.1%
Capital Markets - 0.3%
Macquarie Group Limited	5,890	$284,324

Commercial Banks - 0.7%
Westpac Banking Corporation	35,647	773,724

Commercial Services & Supplies - 0.1%
Brambles Limited	13,369	145,936

Construction Materials - 0.2%
Boral Limited	47,061	269,237

Diversified Operations - 0.9%
BHP Billiton Limited	19,992	654,274
Orica Limited	10,864	289,221
		943,495
Diversified Telecommunication Services - 0.4%
Telstra Corporation Limited	107,669	432,955

Food & Staples Retailing - 0.4%
Woolworths Limited	14,327	379,711

Media - 0.2%
Fairfax Media Limited	60,193	190,886

Metals & Mining - 0.9%
Newcrest Mining Limited	11,425	348,427
OneSteel Limited	43,798	255,773
Rio Tinto Limited	2,920	326,902
		931,102
Multiline Retail - 0.2%
Harvey Norman Holdings Limited	52,519	187,669

Oil & Gas Exploration & Production Companies - 0.4%
Woodside Petroleum Limited	9,181	457,284

Real Estate - 0.4%
Stockland	72,309	461,922
Total Australia		5,458,245

FINLAND - 1.9%
Wireless Telecommunication Services - 1.9%
Nokia Oyj	66,267	2,096,574
Total Finland		2,096,574

FRANCE - 8.5%
Building Products - 0.7%
Compagnie de Saint-Gobain	9,660	787,703

Commercial Banks - 1.1%
Credit Agricole SA	36,479	1,128,792

Electric Utilities - 1.3%
Electricite de France	16,354	1,422,884

Electronic Equipment & Instruments - 1.0%
Alstom	5,141	1,114,542

Food & Staples Retailing - 1.4%
Carrefour SA	19,166	1,478,730

Multi-Utilities & Unregulated Power - 1.6%
Suez SA	25,843	1,696,048

Pharmaceuticals - 1.4%
Sanofi-Aventis	19,674	1,475,993
Total France		9,104,692

GERMANY - 13.7%
Automotive - 4.1%
Continental AG	16,380	1,670,299
Daimler AG	31,437	2,687,538
		4,357,837
Chemicals - 2.4%
Bayer AG	32,792	2,627,875

Electric Utilities - 2.0%
E.ON AG	11,630	2,153,003

Industrial Conglomerates - 1.3%
Siemens AG	12,778	1,384,900

Machinery - 1.7%
MAN AG	13,358	1,774,431

Software - 1.2%
SAP AG	26,819	1,332,884

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	15,543	1,033,321
Total Germany		14,664,251

HONG KONG - 1.9%
Commercial Banks - 0.3%
Hang Seng Bank Limited	15,400	278,807

Diversified Financial Services - 0.2%
Hong Kong Exchanges & Clearing Limited	16,000	274,662

Diversified Operations - 0.3%
Hutchison Whampoa Limited	38,000	359,608

Industrial Conglomerates - 0.2%
Shanghai Industrial Holdings Limited	45,000	169,993

Metals & Mining - 0.1%
Maanshan Iron and Steel Company Limited - H Shares	292,000	153,079

Real Estate - 0.6%
Henderson Land Development Company Limited	40,726	289,381
Hopewell Holdings Limited	81,000	307,549
		596,930
Road & Rail - 0.2%
MTR Corporation Limited	64,976	222,914
Total Hong Kong		2,055,993

ITALY - 2.0%
Commercial Banks - 2.0%
UniCredit SpA	314,017	2,102,007
Total Italy		2,102,007

JAPAN - 18.3%
Auto Components - 0.8%
AISIN SEIKI CO., LTD.	15,500	578,451
BRIDGESTONE CORPORATION	17,000	289,416
		867,867
Automotive - 1.4%
SUZUKI MOTOR CORPORATION	19,900	502,092
Toyota Motor Corporation	19,500	972,261
		1,474,353
Beverages - 0.5%
ASAHI BREWERIES, LTD.	24,200	498,906

Chemicals - 0.3%
SUMITOMO CHEMICAL COMPANY, LIMITED	56,000	358,427

Commercial Banks - 1.1%
Fukuoka Financial Group, Inc.	50,000	260,333
Mitsubishi UFJ Financial Group, Inc.	63,600	548,716
Mizuho Financial Group, Inc.	106	388,142
		1,197,191
Construction & Engineering - 0.4%
TAISEI CORPORATION	160,000	407,705

Electric Utilities - 0.5%
The Kansai Electric Power Company, Incorporated	22,700	564,767

Electronic Equipment & Instruments - 1.5%
MURATA MANUFACTURING COMPANY, LTD.	13,400	665,429
NIDEC CORPORATION	9,700	596,519
YASKAWA Electric Corporation	40,000	380,016
		1,641,964
Financial Services - 0.3%
Credit Saison Co., Ltd.	12,300	343,038

Food & Staples Retailing - 0.6%
Seven & I Holdings Co., Ltd.	24,600	616,974

Health Care Equipment & Supplies - 0.3%
NIHON KOHDEN CORPORATION	12,100	276,766

Hotels Restaurants & Leisure - 0.3%
DOUTOR NICHIRES Holdings Co., Ltd	16,300	321,814

Household Durables - 0.1%
Sekisui House, Ltd.	9,000	83,246

Household Products - 0.4%
UNICHARM CORPORATION	6,200	453,431

Insurance - 0.4%
T & D Holdings, Inc.	7,250	379,665

Investment Bank & Brokerage - 0.2%
Nomura Holdings, Inc.	13,400	200,301

IT Services - 0.4%
NTT Data Corporation	99	433,026

Leisure Equipment & Products - 0.4%
SHIMANO INC.	9,900	454,876

Machinery - 0.8%
Hitachi Construction Machinery Co., Ltd.	22,400	560,674
THK CO., LTD.	18,600	320,387
		881,061
Metals & Mining - 0.8%
DOWA HOLDINGS, CO., LTD.	34,000	201,585
JFE Holdings, Inc.	7,700	341,432
Kobe Steel, Ltd.	126,000	358,989
		902,006
Office Electronics - 0.2%
CANON INC.	3,700	170,375

Oil & Gas Exploration & Production Companies - 0.6%
INPEX Holdings Inc.	55	612,460

Pharmaceuticals - 1.2%
Takeda Pharmaceutical Company Limited	25,000	1,251,505

Real Estate - 0.6%
Mitsui Fudosan Co., Ltd.	17,000	337,510
NTT URBAN DEVELOPMENT CORPORATION	200	286,918
		624,428
Road & Rail - 0.6%
East Japan Railway Company	71	590,480

Semiconductor & Semiconductor Equipment - 0.5%
Tokyo Electron Limited	9,000	547,151

Software - 0.5%
Nintendo Co., Ltd.	1,074	553,808

Specialty Retail - 0.6%
NAMCO BANDAI Holdings Inc.	20,800	281,702
YAMADA DENKI CO., LTD.	3,190	348,666
		630,368
Tobacco - 0.7%
JAPAN TOBACCO INC.	157	785,945

Trading Companies & Distributors - 0.6%
Marubeni Corporation	47,000	342,316
Sojitz Corporation	103,000	340,991
		683,307
Wireless Telecommunication Services - 0.7%
KDDI CORPORATION	124	757,584
Total Japan		19,564,795

LUXEMBOURG - 0.4%
Metals & Mining - 0.4%
ArcelorMittal	4,899	401,257
Total Luxembourg		401,257

NETHERLANDS - 4.7%
Aerospace & Defense - 1.1%
European Aeronautic Defence and Space Company	49,572	1,174,714

Beverages - 0.7%
Heineken NV	11,874	689,671

Chemicals - 0.3%
Akzo Nobel N.V.	4,174	334,890

Oil & Gas Exploration & Production Companies - 2.6%
Royal Dutch Shell plc - A Shares	81,297	2,805,691
Total Netherlands		5,004,966

NORWAY - 3.6%
Oil & Gas Exploration & Production Companies - 3.6%
StatoilHydro ASA	127,549	3,822,199
Total Norway		3,822,199

SINGAPORE - 1.0%
Commercial Banks - 0.3%
DBS Group Holdings Limited	24,000	313,851

Diversified Operations - 0.3%
Keppel Corporation Limited	42,471	305,469

Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Limited	75,000	213,048

Industrial Conglomerates - 0.2%
Fraser and Neave Limited	64,000	225,508
Total Singapore		1,057,876

SOUTH KOREA - 0.2%
Electronic Equipment & Instruments - 0.2%
Samsung Electronics Co., Ltd.	397	249,741
Total South Korea		249,741

SPAIN - 1.5%
Diversified Telecommunication Services - 1.5%
Telefonica S.A.	56,233	1,615,763
Total Spain		1,615,763

SWITZERLAND - 4.2%
Electrical Equipment - 2.3%
ABB Ltd.	89,993	2,415,883

Pharmaceuticals - 1.9%
Novartis AG	39,978	2,049,018
Total Switzerland		4,464,901

TAIWAN - 0.3%
Semiconductor & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Company Ltd.	138,000	286,634
Total Taiwan		286,634

UNITED ARAB EMIRATES - 0.1%
Marine - 0.1%
DP World Ltd. (a)	162,661	154,528
Total United Arab Emirates		154,528

UNITED KINGDOM - 23.6%
Aerospace & Defense - 1.2%
BAE Systems plc	129,307	1,245,286

Airlines - 1.0%
British Airways plc (a)	220,216	1,023,788

Commercial Banks - 2.2%
Lloyds TSB Group plc	147,154	1,317,135
Standard Chartered plc	31,681	1,082,713
		2,399,848
Diversified Financial Services - 1.2%
Man Group plc	116,480	1,281,842

Diversified Operations - 1.4%
Rolls-Royce Group plc (a)	193,390	1,546,751

Food & Staples Retailing - 1.1%
William Morrison Supermarkets plc	220,757	1,201,552

Household Products - 2.5%
Reckitt Benckiser Group plc	18,808	1,041,799
Unilever plc	48,439	1,633,315
		2,675,114
Insurance - 1.1%
Prudential plc	90,854	1,199,979

Metals & Mining - 8.0%
Anglo American plc	34,529	2,075,016
Lonmin plc	18,422	1,122,789
Rio Tinto plc - Ordinary Shares	13,965	1,450,351
Vedanta Resources plc	6,576	273,549
Xstrata plc	51,818	3,627,167
		8,548,872
Multi-Utilities & Unregulated Power - 1.5%
International Power plc	210,119	1,659,701

Pharmaceuticals - 1.0%
AstraZeneca plc	27,504	1,028,391

Tobacco - 1.4%
Imperial Tobacco Group plc	32,574	1,498,532
Total United Kingdom		25,309,656

TOTAL COMMON STOCKS (Cost $100,224,667)		97,414,078

CORPORATE BONDS - 1.0%
FRANCE - 1.0%
Road & Rail - 1.0%
EUROTUNNEL GROUP UK plc
3.00%, 07/28/2010	263,000	761,915
Groupe Eurotunnel SA
2.00%, 09/06/2010	219	334,684

TOTAL CORPORATE BONDS (Cost $1,067,913)		1,096,599

PREFERRED STOCKS - 3.5%
GERMANY - 3.5%
Automotive - 3.5%
Porsche AG	11,160	2,039,919
Volkswagen AG	10,417	1,730,931
Total Germany		3,770,850

TOTAL PREFERRED STOCKS (Cost $3,431,973)		3,770,850

SHORT-TERM INVESTMENTS - 0.4%
Money Market Fund - 0.4%
Dreyfus Cash Management Fund - Investor Shares	363,355	363,355

TOTAL SHORT-TERM INVESTMENTS (Cost $363,355)		363,355

Total Investments (Cost $105,087,908) - 95.9%		102,644,882
Other Assets in Excess of Liabilities - 4.1%		4,441,114
TOTAL NET ASSETS - 100.0%		$107,085,996

(a) Non-income producing security.

At March 31, 2008, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized appreciation of $726,479 as of March 31, 2008. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		March 31, 2008	be Received		March 31, 2008

4/7/2008	1,150,000	EURO	$ 1,815,202	1,896,368	AUD	$ 1,731,885
4/7/2008	15,815,966	NK	3,104,673	2,010,000	EURO	3,172,657
4/7/2008	1,240,000	EURO	1,957,261	194,615,520	JPY	1,953,161
4/7/2008	2,170,000	EURO	3,425,206	3,427,226	SF	3,451,293
4/7/2008	1,570,000	EURO	2,478,145	14,708,022	SK	2,474,813
4/7/2008	280,337	AUD	256,021	170,000	EURO	268,334
4/7/2008	28,251,000	JPY	283,527	180,000	EURO	284,119
4/7/2008	11,771,800	KB	23,353,189	15,330,001	EURO	24,197,427
4/7/2008	6,700,000	EURO	10,575,524	5,263,337	KB	10,441,538
			$ 47,248,748			$ 47,975,227

AUD	Australian Dollar
EURO	Euro
NK	Norwegian Kroner
JPY	Japanese Yen
KB	British Pound
SF	Swiss Franc
SK	Swedish Krona

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$105,087,908
Gross unrealized appreciation	$6,289,442
Gross unrealized depreciation	(8,732,468)
Net unrealized depreciation	($2,443,026)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 101,548,283	$ 726,479
Level 2 - Other significant observable inputs	1,096,599	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 102,644,882	$ 726,479

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Aquinas Value Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.5%
Rockwell Collins, Inc.	9,000	$514,350

Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	8,000	584,160

Asset Management - 2.0%
Bank of New York Mellon Corporation	17,000	709,410

Beverages - 1.5%
The Coca-Cola Company	5,000	304,350
PepsiCo, Inc.	3,000	216,600
		520,950
Biotechnology - 2.6%
Gilead Sciences, Inc. (a)	17,500	901,775

Chemicals - 4.9%
E.I. du Pont de Nemours and Company	12,500	584,500
Hercules Incorporated	27,500	502,975
Praxair, Inc.	7,500	631,725
		1,719,200
Commercial Banks - 6.0%
Bank of America Corporation	21,244	805,360
BOK Financial Corporation	10,000	522,300
Wachovia Corporation	10,000	270,000
Wells Fargo & Company	17,500	509,250
		2,106,910
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	30,000	722,700

Computers & Peripherals - 5.4%
Brocade Communications Systems, Inc. (a)	135,000	985,500
EMC Corporation (a)	30,000	430,200
International Business Machines Corporation	4,020	462,862
		1,878,562
Construction & Engineering - 1.1%
Chicago Bridge & Iron Company N.V. - NY Shares (b)	10,000	392,400

Consumer Electronics - 1.1%
Sony Corporation - ADR (b)	10,000	400,700

Consumer Finance - 1.9%
American Express Company	15,000	655,800

Distributors - 2.1%
WESCO International, Inc. (a)	20,000	729,800

Diversified Financial Services - 3.1%
JPMorgan Chase & Co.	25,000	1,073,750

Diversified Telecommunication Services - 3.2%
AT&T Inc.	12,500	478,750
Verizon Communications Inc.	17,500	637,875
		1,116,625
Electric Utilities - 1.4%
Allegheny Energy, Inc.	10,000	505,000

Electrical Equipment - 1.3%
Emerson Electric Co.	9,000	463,140

Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	12,500	372,875

Energy Equipment & Services - 2.4%
BJ Services Company	15,000	427,650
Noble Corporation (b)	8,000	397,360
		825,010
Food & Staples Retailing - 1.7%
CVS Caremark Corporation	15,000	607,650

Health Care Equipment & Supplies - 10.0%
Baxter International Inc.	5,000	289,100
DENTSPLY International Inc.	17,500	675,500
Haemonetics Corporation (a)	10,000	595,800
Medtronic, Inc.	15,000	725,550
ResMed Inc. (a)	8,900	375,402
Thermo Fisher Scientific, Inc. (a)	15,000	852,600
		3,513,952
Household Durables - 2.9%
Jarden Corporation (a)	22,500	489,150
Whirlpool Corporation	6,000	520,680
		1,009,830
Household Products - 1.1%
Colgate-Palmolive Company	5,000	389,550

Insurance - 3.7%
American International Group, Inc.	10,000	432,500
HCC Insurance Holdings, Inc.	15,000	340,350
Lincoln National Corporation	10,000	520,000
		1,292,850
Investment Bank & Brokerage - 3.1%
The Goldman Sachs Group, Inc.	3,000	496,170
Morgan Stanley	12,500	571,250
		1,067,420
IT Services - 2.0%
Accenture Ltd. - Class A (b)	20,000	703,400

Media - 2.5%
Clear Channel Communications, Inc.	15,000	438,300
The DIRECTV Group, Inc. (a)	17,500	433,825
		872,125
Metals & Mining - 1.8%
Peabody Energy Corporation	12,500	637,500

Multiline Retail - 2.6%
J.C. Penney Company, Inc.	12,500	471,375
Kohl's Corporation (a)	10,000	428,900
		900,275
Multi-Utilities & Unregulated Power - 2.0%
Duke Energy Corporation	40,000	714,000

Oil & Gas Exploration & Production Companies - 6.2%
Cabot Oil & Gas Corporation	8,000	406,720
ConocoPhillips	8,000	609,680
Devon Energy Corporation	3,500	365,155
Exxon Mobil Corporation	5,000	422,900
Range Resources Corporation	6,000	380,700
		2,185,155
Personal Products - 1.4%
Avon Products, Inc.	12,000	474,480

Road & Rail - 1.3%
Burlington Northern Santa Fe Corporation	5,000	461,100

Software - 5.0%
BEA Systems, Inc. (a)	37,800	723,870
Citrix Systems, Inc. (a)	20,000	586,600
Nuance Communications, Inc. (a)	25,000	435,250
		1,745,720
Specialty Retail - 3.2%
Collective Brands, Inc. (a)	20,000	242,400
The Home Depot, Inc.	20,000	559,400
PETsMART, Inc.	15,000	306,600
		1,108,400
Textiles, Apparel & Luxury Goods - 2.2%
Phillips-Van Heusen Corporation	10,700	405,744
Under Armour, Inc. - Class A (a)	10,000	366,000
		771,744

TOTAL COMMON STOCKS (Cost $31,140,041)		34,648,268

SHORT-TERM INVESTMENTS - 1.0%
Money Market Fund - 1.0%
Federated Government Obligations Fund - Institutional Shares	353,749	353,749

TOTAL SHORT-TERM INVESTMENTS (Cost $353,749)		353,749

Total Investments (Cost $31,493,790) - 100.1%		35,002,017
Liabilities in Excess of Other Assets - (0.1)%		(39,059)
TOTAL NET ASSETS - 100.0%		$34,962,958

ADR American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$31,493,790
Gross unrealized appreciation	$5,104,175
Gross unrealized depreciation	(1,595,948)
Net unrealized appreciation	$3,508,227

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 35,002,017	$ –
Level 2 - Other significant observable inputs	–	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 35,002,017	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Aquinas Growth Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 5.6%
The Boeing Company	5,000	$371,850
Raytheon Company	15,000	969,150
Rockwell Collins, Inc.	15,000	857,250
		2,198,250
Air Freight & Logistics - 1.2%
FedEx Corp.	5,000	463,350

Auto Components - 1.1%
LKQ Corporation (a)	20,000	449,400

Beverages - 4.9%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	21,000	877,380
PepsiCo, Inc.	15,000	1,083,000
		1,960,380
Biotechnology - 2.0%
Gilead Sciences, Inc. (a)	15,000	772,950

Chemicals - 3.5%
FMC Corporation	10,000	554,900
Praxair, Inc.	10,000	842,300
		1,397,200
Commercial Banks - 1.2%
Cullen/Frost Bankers, Inc.	9,000	477,360

Commercial Services & Supplies - 2.0%
Copart, Inc. (a)	10,000	387,600
DeVry, Inc.	10,000	418,400
		806,000
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	30,000	722,700
Harris Corporation	15,000	727,950
Nokia Oyj - ADR (b)	20,000	636,600
		2,087,250
Computers & Peripherals - 3.4%
EMC Corporation (a)	30,000	430,200
Hewlett-Packard Company	20,000	913,200
		1,343,400
Diversified Financial Services - 0.9%
Visa Inc. - Class A (a)	6,000	374,160

Diversified Telecommunication Services - 2.3%
AT&T Inc.	23,800	911,540

Electric Utilities - 1.9%
Allegheny Energy, Inc.	15,000	757,500

Electrical Equipment - 2.6%
Emerson Electric Co.	20,000	1,029,200

Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc. (a)	30,000	894,900

Energy Equipment & Services - 3.9%
Dril-Quip, Inc. (a)	10,000	464,700
Weatherford International Ltd. (a) (b)	15,000	1,087,050
		1,551,750
Food & Staples Retailing - 1.5%
CVS Caremark Corporation	15,000	607,650

Health Care Equipment & Supplies - 13.9%
Alcon, Inc. (b)	8,000	1,138,000
DENTSPLY International Inc.	30,000	1,158,000
Haemonetics Corporation (a)	10,000	595,800
Meridian Bioscience, Inc.	25,000	835,750
Thermo Fisher Scientific, Inc. (a)	20,000	1,136,800
Zimmer Holdings, Inc. (a)	8,000	622,880
		5,487,230
Hotels, Restaurants & Leisure - 1.7%
LIFE TIME FITNESS, Inc. (a)	10,000	312,100
Yum! Brands, Inc.	10,000	372,100
		684,200
Household Products - 5.0%
Colgate-Palmolive Company	12,000	934,920
The Procter & Gamble Company	15,000	1,051,050
		1,985,970
Internet Software & Services - 1.7%
Google Inc. - Class A (a)	1,500	660,705

Media - 3.1%
The DIRECTV Group, Inc. (a)	12,000	297,480
Grupo Televisa S.A. - ADR (b)	26,000	630,240
News Corporation - Class B	15,000	285,600
		1,213,320
Oil & Gas Exploration & Production Companies - 9.6%
Devon Energy Corporation	15,000	1,564,950
Quicksilver Resources Inc. (a)	10,000	365,300
Range Resources Corporation	20,000	1,269,000
SandRidge Energy, Inc. (a)	15,000	587,250
		3,786,500
Personal Products - 2.0%
Avon Products, Inc.	20,000	790,800

Pharmaceuticals - 2.4%
Abbott Laboratories	17,000	937,550

Road & Rail - 2.3%
Burlington Northern Santa Fe Corporation	10,000	922,200

Semiconductor & Semiconductor Equipment - 1.1%
Intel Corporation	20,000	423,600

Software - 6.7%
Citrix Systems, Inc. (a)	10,000	293,300
Microsoft Corporation	40,100	1,138,038
Nuance Communications, Inc. (a)	15,000	261,150
Oracle Corporation (a)	50,000	978,000
		2,670,488
Textiles, Apparel & Luxury Goods - 1.0%
Phillips-Van Heusen Corporation	10,000	379,200

Trading Companies & Distributors - 1.4%
Fastenal Company	12,000	551,160

Wireless Telecommunication Services - 1.5%
SBA Communications Corporation - Class A (a)	20,000	596,600

TOTAL COMMON STOCKS (Cost $34,106,502)		39,171,763

SHORT-TERM INVESTMENTS - 2.6%
Money Market Fund - 2.6%
Federated Government Obligations Fund - Institutional Shares	1,038,020	1,038,020

TOTAL SHORT-TERM INVESTMENTS (Cost $1,038,020)		1,038,020

Total Investments (Cost $35,144,522) - 101.6%		40,209,783
Liabilities in Excess of Other Assets - (1.6)%		(627,045)
TOTAL NET ASSETS - 100.0%		$39,582,738

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$35,144,522
Gross unrealized appreciation	$6,029,741
Gross unrealized depreciation	(964,480)
Net unrealized appreciation	$5,065,261

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 40,209,783	$ –
Level 2 - Other significant observable inputs	–	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 40,209,783	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Aquinas Small Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense - 2.6%
Hexcel Corporation (a)	8,250	$157,658
Ladish Co., Inc. (a)	2,900	104,400
		262,058
Air Freight & Logistics - 1.1%
Forward Air Corporation	3,000	106,320

Auto Components - 3.2%
Drew Industries Incorporated (a)	3,950	96,617
LKQ Corporation (a)	5,000	112,350
Tenneco Inc. (a)	3,900	108,966
		317,933
Biotechnology - 1.3%
Kendle International Inc. (a)	2,900	130,268

Capital Markets - 4.3%
FCStone Group Inc. (a)	4,250	117,725
GFI Group Inc.	1,900	108,870
Investment Technology Group, Inc. (a)	2,650	122,377
Lazard Ltd - Class A (b)	2,050	78,310
		427,282
Chemicals - 1.0%
Hercules Incorporated	5,650	103,339

Commercial Banks - 3.3%
East West Bancorp, Inc.	4,050	71,888
First State Bancorporation	5,400	72,306
Glacier Bancorp, Inc.	4,600	88,182
Prosperity Bancshares, Inc.	3,250	93,145
		325,521
Commercial Services & Supplies - 4.6%
Airgas, Inc.	2,100	95,487
Coinstar, Inc. (a)	3,950	111,153
The Geo Group Inc. (a)	4,600	130,824
Waste Connections, Inc. (a)	3,900	119,886
		457,350
Computers & Peripherals - 1.0%
Brocade Communications Systems, Inc. (a)	13,350	97,455

Consumer Finance - 0.5%
Cash America International, Inc.	1,300	47,320

Containers & Packaging - 1.3%
Silgan Holdings Inc.	2,650	131,520

Distributors - 1.9%
The Andersons, Inc.	2,200	98,142
WESCO International, Inc. (a)	2,550	93,049
		191,191
Diversified Consumer Services - 2.1%
Capella Education Company (a)	2,550	139,230
K12 Inc. (a)	3,450	67,585
		206,815
Diversified Manufacturing - 0.8%
Raven Industries, Inc.	2,500	75,750

Electronic Equipment & Instruments - 5.3%
Axsys Technologies, Inc. (a)	3,150	157,122
MTS Systems Corporation	3,200	103,232
National Instruments Corporation	3,750	98,025
Rofin-Sinar Technologies, Inc. (a)	3,700	166,130
		524,509
Energy Equipment & Services - 3.7%
Core Laboratories N.V. (a) (b)	1,100	131,230
Dril-Quip, Inc. (a)	2,700	125,469
Superior Well Services, Inc. (a)	4,950	108,257
		364,956
Food Products - 2.1%
Chiquita Brands International, Inc. (a)	4,700	108,617
Darling International Inc. (a)	7,850	101,657
		210,274
Health Care Equipment & Supplies - 5.6%
Haemonetics Corporation (a)	2,200	131,076
Inverness Medical Innovations, Inc. (a)	1,650	49,665
Meridian Bioscience, Inc.	4,400	147,092
Symmetry Medical Inc. (a)	7,200	119,520
Wright Medical Group, Inc. (a)	4,400	106,216
		553,569
Health Care Providers & Services - 6.6%
inVentiv Health Inc. (a)	4,800	138,288
MWI Veterinary Supply, Inc. (a)	3,350	118,121
PAREXEL International Corporation (a)	6,900	180,090
PSS World Medical, Inc. (a)	6,600	109,956
The TriZetto Group, Inc. (a)	6,300	105,147
		651,602
Hotels, Restaurants & Leisure - 2.1%
Great Wolf Resorts, Inc. (a)	7,850	50,083
IHOP Corp.	1,850	88,615
LIFE TIME FITNESS, Inc. (a)	2,300	71,783
		210,481
Household Durables - 2.3%
Jarden Corporation (a)	4,850	105,439
Tempur-Pedic International Inc.	4,950	54,450
Universal Electronics Inc. (a)	2,750	66,578
		226,467
Insurance - 2.2%
Argo Group International Holdings, Ltd. (a) (b)	2,874	102,084
Max Capital Group Ltd. (b)	4,600	120,474
		222,558
IT Services - 0.8%
ManTech International Corporation - Class A (a)	1,750	79,380

Machinery - 5.8%
CIRCOR International, Inc.	2,750	127,187
CLARCOR Inc.	4,000	142,200
Franklin Electric Co., Inc.	1,450	49,546
Kaydon Corporation	2,550	111,971
Nordson Corporation	2,700	145,395
		576,299
Marine - 3.5%
Kirby Corporation (a)	3,000	171,000
Quintana Maritime Ltd. (b)	7,250	171,680
		342,680
Metals & Mining - 0.7%
Haynes International, Inc. (a)	1,200	65,856

Multiline Retail - 0.8%
Conn's, Inc. (a)	4,650	75,842

Oil & Gas Drilling - 1.6%
Atwood Oceanics, Inc. (a)	1,700	155,924

Oil & Gas Exploration & Production Companies - 5.6%
Cabot Oil & Gas Corporation	2,550	129,642
Carrizo Oil & Gas, Inc. (a)	2,300	136,321
Parallel Petroleum Corporation (a)	6,450	126,226
PetroQuest Energy, Inc. (a)	9,600	166,464
		558,653
Pharmaceuticals - 2.3%
American Oriental Bioengineering, Inc. (a)	7,450	60,345
Bentley Pharmaceuticals, Inc. (a)	10,150	164,937
		225,282
Real Estate Investment Trusts - 1.3%
Potlatch Corporation	3,078	127,029

Road & Rail - 0.9%
Landstar System, Inc.	1,700	88,672

Software - 6.9%
Blackbaud, Inc.	4,500	109,260
Blackboard Inc. (a)	2,450	81,658
i2 Technologies, Inc. (a)	5,200	58,552
Lawson Software, Inc. (a)	11,950	89,984
Nuance Communications, Inc. (a)	7,000	121,870
TIBCO Software Inc. (a)	16,100	114,954
Wind River Systems, Inc. (a)	13,400	103,716
		679,994
Specialty Retail - 2.1%
Collective Brands, Inc. (a)	4,700	56,964
Jos. A. Bank Clothiers, Inc. (a)	3,700	75,850
Tractor Supply Company (a)	1,900	75,088
		207,902
Textiles, Apparel & Luxury Goods - 0.9%
Phillips-Van Heusen Corporation	2,400	91,008

Thrifts & Mortgage Finance - 0.6%
City Bank	2,750	61,243

Trading Companies & Distributors - 0.7%
Anixter International, Inc. (a)	1,150	73,646

Wireless Telecommunication Services - 0.8%
SBA Communications Corporation - Class A (a)	2,700	80,541

TOTAL COMMON STOCKS (Cost $8,937,465)		9,334,489

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
AIM STIT - Treasury Portfolio - Institutional Shares	56,569	56,569
Dreyfus Government Cash Management Fund - Institutional Shares	256,970	256,970
Federated Government Obligations Fund - Institutional Shares	277,259	277,259

TOTAL SHORT-TERM INVESTMENTS (Cost $590,798)		590,798

Total Investments (Cost $9,528,263) - 100.2%		9,925,287
Liabilities in Excess of Other Assets - (0.2)%		(19,927)
TOTAL NET ASSETS - 100.0%		$9,905,360

(a)	Non-income producing security.
(b)	U. S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$9,528,263
Gross unrealized appreciation	$1,261,081
Gross unrealized depreciation	(864,057)
Net unrealized appreciation	$397,024

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 9,925,287	$ –
Level 2 - Other significant observable inputs	–	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 9,925,287	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 65.7%
Aerospace & Defense - 2.8%
Raytheon Company
5.50%, 11/15/2012	$100,000	$106,826
United Technologies Corporation
6.35%, 03/01/2011	150,000	162,189
		269,015
Beverages - 3.6%
The Coca Cola Company
5.35%, 11/15/2017	150,000	156,815
PepsiCo, Inc.
4.65%, 02/15/2013	175,000	181,326
		338,141
Building Products - 1.1%
Masco Corporation
5.75%, 10/15/2008	100,000	100,668

Chemicals - 2.6%
The Lubrizol Corporation
5.50%, 10/01/2014	250,000	244,726

Commercial Banks - 3.5%
Landesbank Baden-Wuerttemberg (a)
6.35%, 04/01/2012	45,000	50,680
Northern Trust Company
7.10%, 08/01/2009	168,000	176,177
Wells Fargo & Company
5.25%, 10/23/2012	100,000	103,812
		330,669
Commercial Services & Supplies - 1.6%
Pitney Bowes Inc.
4.625%, 10/01/2012	150,000	150,361

Communications Equipment - 3.8%
Cisco Systems, Inc.
5.25%, 02/22/2011	100,000	104,458
Motorola, Inc.
7.625%, 11/15/2010	250,000	259,245
		363,703
Computers & Peripherals - 1.7%
International Business Machines Corporation
4.95%, 03/22/2011	150,000	157,028

Consumer Finance - 2.1%
Western Union Company
5.93%, 10/01/2016	200,000	198,881

Diversified Financial Services - 1.4%
AXA Financial, Inc.
7.75%, 08/01/2010	25,000	27,354
Textron Financial Corporation
6.00%, 11/20/2009	100,000	105,957
		133,311
Diversified Telecommunication Services - 3.0%
BellSouth Corporation
6.00%, 10/15/2011	100,000	104,705
Verizon Global Funding Corp.:
7.25%, 12/01/2010	10,000	10,746
7.375%, 09/01/2012	150,000	164,914
		280,365
Electrical Equipment - 0.5%
Arrow Electronics, Inc.
9.15%, 10/01/2010	40,000	44,809

Energy Equipment & Services - 1.5%
Baker Hughes Incorporated
6.00%, 02/15/2009	100,000	102,167
Halliburton Company
5.50%, 10/15/2010	40,000	42,140
		144,307
Food Products - 2.1%
The Hershey Company
4.85%, 08/15/2015	200,000	196,303

Household Products - 3.8%
Kimberly-Clark Corporation
5.625%, 02/15/2012	100,000	106,754
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	200,000	254,667
		361,421
Investment Bank & Brokerage - 2.9%
Credit Suisse First Boston USA
6.50%, 01/15/2012	45,000	47,873
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014	30,000	29,598
5.125%, 01/15/2015	200,000	194,693
		272,164
Machinery - 1.1%
Dover Corporation
6.50%, 02/15/2011	100,000	107,585

Media - 1.7%
The Walt Disney Company
6.375%, 03/01/2012	150,000	162,569

Metals & Mining - 1.6%
Alcoa Inc.
6.00%, 01/15/2012	150,000	155,866

Multiline Retail - 3.4%
J.C. Penney Co., Inc.
7.65%, 08/15/2016	200,000	211,405
Target Corporation
6.35%, 01/15/2011	100,000	106,209
		317,614
Oil & Gas Exploration & Production Companies - 13.2%
Amerada Hess Corporation
6.65%, 08/15/2011	100,000	107,745
Apache Corporation
6.25%, 04/15/2012	100,000	108,283
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	100,000	108,325
Conoco Funding Company (a)
6.35%, 10/15/2011	100,000	109,040
Noble Energy, Inc.
5.25%, 04/15/2014	200,000	211,256
Occidental Petroleum Corporation
6.75%, 01/15/2012	100,000	110,758
ONEOK, Inc.
5.20%, 06/15/2015	40,000	39,163
USX Corporation
9.125%, 01/15/2013	200,000	234,549
XTO Energy, Inc.
6.25%, 04/15/2013	200,000	217,590
		1,246,709
Real Estate - 0.7%
Health Care Property Investors, Inc.
6.45%, 06/25/2012	20,000	19,526
Health Care REIT, Inc.
8.00%, 09/12/2012	50,000	51,685
		71,211
Restaurants - 1.1%
McDonald's Corporation
6.00%, 04/15/2011	100,000	107,377

Road & Rail - 1.6%
Burlington Northern Santa Fe Corporation:
6.125%, 03/15/2009	40,000	40,782
6.75%, 07/15/2011	100,000	106,983
		147,765
Software - 1.1%
Oracle Corporation
5.25%, 01/15/2016	100,000	100,107

Specialty Retail - 2.2%
The Home Depot, Inc.
4.625%, 08/15/2010	100,000	100,173
Lowe's Companies, Inc.
8.25%, 06/01/2010	100,000	111,379
		211,552

TOTAL CORPORATE BONDS (Cost $6,114,992)		6,214,227

MUNICIPAL BONDS - 5.3%
Fiscal Year 2005 Securitization Corp. NY
3.40%, 08/15/2008	110,000	109,991
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	391,578

TOTAL MUNICIPAL BONDS (Cost $484,874)		501,569

PREFERRED STOCKS - 3.2%
Investment Bank & Brokerage - 3.2%
The Goldman Sachs Group, Inc.
Callable 10/31/2010	9,500	226,765
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	4,500	79,875

TOTAL PREFERRED STOCKS (Cost $349,640)		306,640

U.S. GOVERNMENT & AGENCY ISSUES - 21.4%
Fannie Mae - 2.1%
5.30%, 05/07/2012
Callable 11/07/2008	100,000	101,929
5.50%, 05/29/2012
Callable 05/29/2008	100,000	100,457
		202,386
Federal Home Loan Bank - 4.0%
4.625%, 10/10/2012	150,000	159,239
5.50%, 08/13/2014	200,000	221,500
		380,739
Freddie Mac - 2.2%
Freddie Mac
5.40%, 03/02/2012
Callable 09/02/2008	100,000	101,386
5.60%, 10/17/2013
Callable 10/17/2008	100,000	101,479
		202,865
U.S. Treasury Inflation Indexed Bond - 2.6%
1.625%, 01/15/2015	232,106	246,269

U.S. Treasury Notes - 10.5%
4.25%, 09/30/2012	200,000	216,203
4.25%, 11/15/2014	200,000	218,750
4.25%, 08/15/2015	200,000	217,953
5.125%, 05/15/2016	300,000	341,860
		994,766

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $1,874,466)		2,027,025

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
Dreyfus Government Cash Management Fund - Institutional Shares	12,213	12,213
Federated Government Obligations Fund - Institutional Shares	258,098	258,098

TOTAL SHORT-TERM INVESTMENTS (Cost $270,311)		270,311

Total Investments (Cost $9,094,283) - 98.5%		9,319,772
Other Assets in Excess of Liabilities - 1.5%		145,625
TOTAL NET ASSETS - 100.0%		$9,465,397

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$9,094,283
Gross unrealized appreciation	$309,262
Gross unrealized depreciation	(83,773)
Net unrealized appreciation	$225,489

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year.  SFAS 157  establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 576,950	$ –
Level 2 - Other significant observable inputs	8,742,822	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 9,319,772	$ –

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title)                      /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date       5/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date          5/29/2008

By (Signature and Title)                      /s/ Richard Lenart
Richard Lenart, Treasurer

Date        5/29/2008